Note 43 Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Disclosure of Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations [Line Items]
Net Gains Loss On Sales Of Real State		€ 53	€ (9)
Impairment Of Non Current Assets Held For Sale	[1]	(173)	(75)
Gains losses on sale of investments classified as non current assets held for sale		0	10
Total Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale		€ (120)	€ (73)

[1]	(*) In 2022 it includes the closing of the transaction with Merlin Properties for which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group (see Note 16). In 2021, it included the impairment due to the closure of owned offices and the decommissioning of facilities after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 20 and 23).